Revenue	12 Months Ended
Jun. 30, 2025
Disclosure Revenue Abstract
Revenue

5. Revenue

The following is an analysis of the Group’s revenue for the year from continuing operations. The Group’s revenue disaggregated by primary revenue sources are as follows:

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Subscriptions	3,011,836	3,338,479	4,891,743
Advertising	140,907	251,368	315,524
Services	49,949	561,241	169,426
Total	3,202,692	4,151,088	5,376,693

The Group’s revenue disaggregated by primary geographical markets is as follows:

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Australia	1,022,079	1,442,596	2,139,865
North America	1,959,044	2,428,370	2,765,808
Other	221,569	280,122	471,020
Total	3,202,692	4,151,088	5,376,693

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Services transferred at a point in time	190,856	812,609	484,951
Services transferred over time	3,011,836	3,338,479	4,891,742
Total	3,202,692	4,151,088	5,376,693